VANECK INFLATION ALLOCATION ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS: 99.7% (a)
Energy Select Sector SPDR Fund	109,777	$7,850,153
Global X US Infrastructure Development ETF †	152,051	3,462,201
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,065,094	37,254,295
iShares Global Infrastructure ETF	360,222	16,840,379
iShares Gold Strategy ETF	23,417	1,286,221
iShares Gold Trust	6,254	214,575
iShares MSCI Global Metals & Mining Producers ETF †	94,509	3,366,411
Nuveen Short-Term REIT ETF	48,755	1,569,389
SPDR Gold MiniShares Trust	5,993	215,029
SPDR S&P Oil & Gas Exploration & Production ETF †	56,987	6,808,807
VanEck Agribusiness ETF † ‡	72,481	6,268,157
VanEck Energy Income ETF † ‡	152,011	8,760,668
VanEck Gold Miners ETF ‡	250,702	6,864,221
VanEck Junior Gold Miners ETF † ‡	85,756	2,744,192
	Number of Shares	Value
VanEck Merk Gold Shares	1,511,834	$26,502,450
VanEck Oil Services ETF † ‡	20,043	4,662,002
VanEck Rare Earth/Strategic Metals ETF † ‡	34,679	3,010,137
VanEck Steel ETF † ‡	79,771	3,946,271
Vanguard Real Estate ETF	131,076	11,942,334
Total Exchange Traded Funds (Cost: $165,703,014)		153,567,892

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.3% (Cost: $8,152,427)
Money Market Fund: 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio	8,152,427	8,152,427
Total Investments: 105.0% (Cost: $173,855,441)		161,720,319
Liabilities in excess of other assets: (5.0)%		(7,866,125)
NET ASSETS: 100.0%		$153,854,194

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https:// www.sec.gov.
†	Security fully or partially on loan. Total market value of securities on loan is $12,546,469.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Agribusiness	4.1%	$6,268,157
Diversified Commodities Futures	24.3	37,254,296
Energy	10.8	16,610,821
Global Metals and Mining	4.1	6,376,548
Gold Bullion	20.2	30,962,466
Gold Mining	4.5	6,864,221
Industrials	2.2	3,462,201
Oil Services	7.4	11,470,809
Real Estate Investment Trusts	8.8	13,511,724
Steel	2.6	3,946,271
Utilities	11.0	16,840,378
	100.0%	$153,567,892
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VANECK INFLATION ALLOCATION ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

A summary of the Funds transactions in securities of affiliates for the period ended June 30, 2022 is set forth below:

	Value 9/30/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2022
VanEck Agribusiness ETF	$784,573	$6,634,253	$(352,839)	$22,702	$17,661	$(820,532)	$6,268,157
VanEck Energy Income ETF	980,050	8,867,700	(459,278)	58,815	105,125	(686,619)	8,760,668
VanEck Gold Miners ETF	687,476	8,262,318	(306,391)	(15,403)	25,551	(1,763,779)	6,864,221
VanEck Junior Gold Miners ETF	–	3,932,225	(124,172)	(7,032)	10,559	(1,056,829)	2,744,192
VanEck Low Carbon Energy ETF	398,697	1,947,129	(2,033,897)	(336,478)	3,493	24,549	–
VanEck Mortgage REIT Income ETF	189,021	1,231,289	(1,178,692)	(242,187)	26,834	569	–
VanEck Oil Services ETF	480,310	5,097,966	(349,789)	34,112	8,069	(600,597)	4,662,002
VanEck Rare Earth/ Strategic Metals ETF	–	3,396,199	(49,812)	–	–	(336,250)	3,010,137
VanEck Steel ETF	488,167	4,602,827	(227,249)	5,483	61,126	(922,957)	3,946,271
VanEck Vectors Unconventional Oil & Gas ETF	667,902	194,648	(951,584)	249,119	–	(160,085)	–
	$4,676,196	$44,166,554	$(6,033,703)	$(230,869)	$258,418	$(6,322,530)	$36,255,648
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